ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

12. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2023	2024
Long-term payments of leaseback, current (1)	$307,694	$1,242,154
Equipment purchase payable (2)	987,811	839,220
Service fee payable (3)	-	717,269
Deferred underwriter commission payable(4)	-	662,500
Tax payable (5)	27,545	402,564
Advance from customer	304,488	262,216
Payroll and welfare payable	173,925	196,234
Interest payable	161,043	156,598
Loan from third parties (6)	-	121,375
Others	69,378	74,746
Long-term payable, current portion	7,445	-
Total	$2,039,329	$4,674,876

(1)	During the years ended December 31, 2022, 2023 and 2024, the Company continuously entered into certain sale-and-leaseback arrangements for the purpose of obtaining financing. As a result of the available repurchase option, for accounting purposes these sale-and-leaseback arrangements are accounted for as a financing rather than a sale. Loans payables resulted from such financing were pledged by the Company’s machinery and equipment, amounted to US$478,088, US$485,070 and US$793,875 as of December 31, 2022, 2023 and 2024, respectively. The loans payables were installment maturity and due in July 2026 with annual interest rate ranging from 9.4% to 10.2%. The interest expenses were US$52,524, US$23,562 and US$126,643 for the years ended December 31, 2022, 2023 and 2024, respectively.

(2)

On March 19, 2025, the debt of $473,100 related to equipment purchase payable were transferred to Ming-Chia Huang and subsequently converted into equity with the Company entering into debt conversion agreement with Ming-Chia Huang. According to debt conversion agreements, the debt will be converted into 4,731,000 new ordinary shares of the Company for Ming-Chia Huang.

(3)

The balance mainly consists of Nasdaq deferred entry fee, financial advisory fees, initial public offering success fees, De-SPAC activity fees and legal fees which were predominant fees for professional intermediary services that the Company incurred in the process of going public.

(4)

The balance includes the $862,500 deferred underwriter commission, which was supposed to be paid to EF Hutton LLC on the Closing Date of Business Combination, remained unpaid and was subsequently converted into a loan. This loan bears interest at a rate of 10% per annum until the principal amount is fully repaid. As of December 31, 2024, a balance of $662,500 still remains outstanding and unpaid.

(5)	The types of tax payable mainly include Cetus Capital’s excise tax payable and franchise tax payable, as well as the value-added tax payable of other subsidiaries in China.

(6)

The balance includes (i) an interest-free loan from Jiandong Zhang in the amount of US$68,500 which will be due in June 2025, (ii) two loans from Lu Huang, one in the amount of US$31,510 with an annual interest rate of 6%, which will be due in September 2025. The other one in the amount of US$20,550 with an annual interest rate of 10%, which is due on demand.